Assets and Liabilities Held for Sale/Discontinued Operations -Balance sheet of the KSA Business for periods when it was a fully consolidated subsidiary of Seadrill (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	$ 0	$ 1,492
KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	389
Liabilities subject to compromise	0	118
Trade accounts payable	0	6
Uncertain Tax Positions	0	2
Other liabilities	0	29
Total liabilities associated with assets held for sale	0	37
Cash and cash equivalents | KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	19
Accounts receivable | KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	12
Drilling units | KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	346
Other assets | KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	$ 0	$ 12